Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment Information

Note 17 - Segment Information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Due to business strategic changes, the Company merged consumer products segment and trading segment, and we start to provided biodegradable packaging business during year ended December 31, 2022. As a result, the Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electric vehicles (“EV”) and biodegradable packaging. Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China. The EV segment manufactures and sell electric vehicles. Biodegradable packaging segment provided biodegradable packaging business.  Management, including the chief operating decision maker, reviews operation results of consumer products, electric vehicles, and biodegradable packaging separately.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 31, 2022, 2021 and 2020, respectively.

	Consumer product			EV			Biodegradable packaging			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Revenue from external customers	$49,010,849	$53,411,271	$41,899,677	$520,625	$1,852,402	$383,993	$3,958,820	$-	$-	$53,490,294	$55,263,673	$42,283,670
Cost of revenue	39,009,243	43,427,306	37,411,824	538,226	1,405,041	395,473	3,850,287	-	-	43,397,756	44,832,347	37,807,297
Gross profit	10,001,606	9,983,965	4,487,853	(17,601)	447,361	(11,480)	108,533	-	-	10,092,538	10,431,326	4,476,373
Interest expenses	476,173	265,248	300,125	125,864	475,152	-	-	-	-	602,037	740,400	300,125
Depreciation & amortization	237,334	271,536	244,601	115,874	645,066	633,315	-	-	-	353,208	916,602	877,916
Capital expenditure	4,264	11,417	2,489	77,701	213,111	142,317	-	-	-	81,965	224,528	144,806
Segment assets	128,554,402	128,727,344	106,775,636	4,623,550	5,799,714	9,519,609	954,052	-	-	134,132,004	134,527,058	116,295,245
Segment profit	$4,627,986	$4,810,563	$2,216,371	$(1,713,698)	$(15,503,545)	$(12,238,599)	$(328,092)	$-	$-	$2,586,196	$(10,692,982)	$(10,022,228)

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31
	2022	2021	2020
Revenue from China	$53,475,870	$55,263,673	$42,283,670
Revenue directly from foreign countries	14,424	-	-
Total Revenue	$53,490,294	$55,263,673	$42,283,670